Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
5.	PROPERTY AND EQUIPMENT, NET
Property and equipment, net consisted of the following:

	June 30, 2022	December 31, 2021
Pilot production equipment	$4,186	$4,041
Lab equipment	2,292	2,287
Leasehold improvements	3,439	3,439
Computers and software	21	157
Furniture and fixtures	85	85
Vehicles	89	—

	10,112	10,009
Less: accumulated depreciation and amortization	(6,460)	(5,799)

Property and equipment, net	$3,652	$4,210

Depreciation expense related to property and equipment was $724 and $627 for the six months ended June 30, 2022 and 2021, respectively.

5.	PROPERTY AND EQUIPMENT, NET
Property and equipment, net consisted of the following as of December 31:

	2021	2020
Pilot production equipment	$4,041	$2,178
Lab equipment	2,287	2,313
Leasehold improvements	3,439	3,437
Construction in progress	—	1,550
Computers and software	157	152
Furniture and fixtures	85	85

	10,009	9,715
Less: accumulated depreciation and amortization	(5,799)	(4,464)

Total property and equipment, net	$4,210	$5,251

Construction in progress is primarily comprised of the construction of new production pilot equipment. The construction was complete in the third quarter of the year ended December 31, 2021 and assets amounting to $1,865 were placed in service.
Depreciation expense related to property and equipment was $
1,441
and $1,236 for the years ended December 31, 2021 and 2020, respectively.